Financial Instruments and Risk Management - Summary of Derivative Financial Asset and Liabilities Offsetting Arrangements (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Derivative Financial Asset And Liabilities Offsetting Arrangements [Line Items]
Amount presented in the Group balance sheet	£ 219	£ 584
Net amount	219	584
Financial Derivative Assets
Derivative Financial Asset And Liabilities Offsetting Arrangements [Line Items]
Amount presented in the Group balance sheet	735	818
Related amounts not offset in the Group balance sheet	(295)	(211)
Net amount	440	607
Financial Derivative Liabilities
Derivative Financial Asset And Liabilities Offsetting Arrangements [Line Items]
Amount presented in the Group balance sheet	(516)	(234)
Related amounts not offset in the Group balance sheet	295	211
Net amount	£ (221)	£ (23)